Share Based Payments	12 Months Ended
Jun. 30, 2024
Share Based Payments [Abstract]
Share based payments

24. Share based payments

On October 2, 2017, the Shareholders Meeting approved the creation of a long-term share-based plan (“ILPA Plan”). As per the ILPA Plan, participants are entitled to a certain number of shares if they remain with the Company during the vesting period and achieve certain key performance indicators (“KPIs”). The ILPA Plan establishes that the Board of Directors will have broad powers to implement it. The shares to be granted under the ILPA Plan cannot exceed the cumulative limit of 2% of shares issued by the Company.

The shares are granted if participants remain with the Company until the end of the vesting period and achieve certain KPIs. Appreciation of the AGRO3 stock is one of the pillars of the program and if a minimum percentage is not reached, participants will not be entitled to receive any shares. If the stock appreciation KPI is achieved, the number of shares to be granted will be divided in three ranges based on the level of achievement of three other KPIs and are adjusted by the dividends per share distributed during the vesting period. Apart from the AGRO3 stock price, performance indicators include operating profitability, sales of farms and capitalization of resources.

2º ILPA Plan

On June 30, 2023, the Company celebrated, with the participants of the Second Plan, the granting of a total of 503,192 shares at the Public Offering price of R$24.51. The total cost incurred by the plan was R$12,883.

Shares within the scope of the Second Plan may be exceeded by the criteria established by the Company’s Board of Directors, based on the time (vesting for time) of up to 3 years and the performance (vesting for performance) stipulated in the Grant Contracts.

3º ILPA Plan

Continuing the action-based remuneration program, on July 1, 2023, the 3rd ILPA Plan began. The Company hired an independent company to measure the fair value of the benefit and if participants reach the KPIs determined in the contract, it is estimated that an average of 544,172 shares will be granted at a value of R$13.34 and R$15.94, depending on the participant’s profile. . To measure the fair value of the benefit, the price of the AGRO3 share on the grant date was considered and the likely price range of the share at the end of the vesting period was projected. The expense amount is adjusted due to this review and the effects are recognized prospectively.

The ILPA Plan is valid for three years and is booked in accordance with IFRS 2, since the Company receives services from the participants and, in exchange, undertakes to deliver its shares. The expenses accounted over the current plan is accumulated at R$1,800 on June 30, 2024.